Commitments, Contingencies, and Concentrations (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2018	Sep. 04, 2019
Concentration Risk [Line Items]
Accrued liability	$ 259,179		$ 146,978	$ 259,179		$ 597,351	$ 146,978
Concepts and Solutions [Member]
Concentration Risk [Line Items]
Accrued liability									$ 591,000
Three customer [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentrations risk		80.00%			80.00%
Four customer [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentrations risk						79.00%
Two customer [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentrations risk				69.00%
Two customer [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentrations risk	43.00%	78.00%		33.00%	78.00%
Accounts receivable [Member] | One customer [Member]
Concentration Risk [Line Items]
Concentrations risk						86.00%
Accounts receivable [Member] | Three customer [Member]
Concentration Risk [Line Items]
Concentrations risk							87.00%
Revenue [Member] | Three customer [Member]
Concentration Risk [Line Items]
Concentrations risk			61.00%					43.00%
Revenue [Member] | Four customer [Member]
Concentration Risk [Line Items]
Concentrations risk						79.00%